Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event
24.	SUBSEQUENT EVENT
Normal Course Issuer Bid
Subsequent to December 31, 2020, the Company purchased 350,000 Common Shares for cancellation and 138,027 Common Shares to satisfy stock-based compensation awards, each under an existing normal course issuer bid for cash consideration of $42 million.